Calvert

US Large-Cap Value Responsible Index Fund

December 31, 2019

Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 0.1%
Hexcel Corp.	1,445	$105,933
Moog, Inc., Class A	3,019	257,611

		$363,544

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	7,692	$601,514
Expeditors International of Washington, Inc.	328	25,591
FedEx Corp.	14,755	2,231,104
United Parcel Service, Inc., Class B	26,634	3,117,776

		$5,975,985

Airlines — 1.4%
Alaska Air Group, Inc.	8,036	$544,439
American Airlines Group, Inc.(1)	31,638	907,378
Delta Air Lines, Inc.	37,899	2,216,333
JetBlue Airways Corp.(2)	2,216	41,484
SkyWest, Inc.	4,059	262,333
Southwest Airlines Co.	31,252	1,686,983
Spirit Airlines, Inc.(2)	4,819	194,254
United Airlines Holdings, Inc.(2)	18,228	1,605,704

		$7,458,908

Auto Components — 0.6%
Aptiv PLC	14,320	$1,359,971
Autoliv, Inc.	4,657	393,097
BorgWarner, Inc.	15,647	678,767
Gentex Corp.	7,927	229,725
Lear Corp.(1)	4,647	637,568

		$3,299,128

Automobiles — 0.6%
Ford Motor Co.	245,481	$2,282,973
Harley-Davidson, Inc.(1)	11,815	439,400
Thor Industries, Inc.(1)	2,164	160,764

		$2,883,137

Banks — 14.8%
Associated Banc-Corp.	13,966	$307,811
BancorpSouth Bank	6,920	217,357
Bank of America Corp.	396,348	13,959,377
Bank of Hawaii Corp.(1)	2,913	277,201
Bank OZK	8,317	253,710
BankUnited, Inc.	6,290	229,962
BOK Financial Corp.	2,379	207,925
CenterState Bank Corp.	9,255	231,190
CIT Group, Inc.	7,384	336,932
Citigroup, Inc.	100,881	8,059,383

Security	Shares	Value
Citizens Financial Group, Inc.	33,146	$1,346,059
Comerica, Inc.	11,264	808,192
Commerce Bancshares, Inc.	8,229	559,078
Community Bank System, Inc.	3,651	259,002
Cullen/Frost Bankers, Inc.(1)	4,024	393,467
CVB Financial Corp.	9,567	206,456
East West Bancorp, Inc.	11,064	538,817
Fifth Third Bancorp	55,402	1,703,057
First Citizens BancShares, Inc., Class A	427	227,254
First Financial Bankshares, Inc.	5,918	207,722
First Hawaiian, Inc.	8,926	257,515
First Horizon National Corp.	25,427	421,071
First Republic Bank	7,963	935,254
FNB. Corp.	22,014	279,578
Glacier Bancorp, Inc.	6,813	313,330
Hancock Whitney Corp.	5,799	254,460
Home BancShares, Inc.	10,525	206,922
Huntington Bancshares, Inc.	79,137	1,193,386
IBERIABANK Corp.	3,472	259,810
Investors Bancorp, Inc.	16,650	198,385
JPMorgan Chase & Co.	135,836	18,935,538
KeyCorp	76,734	1,553,096
M&T Bank Corp.	10,036	1,703,611
Old National Bancorp	12,607	230,582
PacWest Bancorp	9,944	380,557
People’s United Financial, Inc.	35,332	597,111
Pinnacle Financial Partners, Inc.	5,710	365,440
PNC Financial Services Group, Inc. (The)	23,018	3,674,363
Popular, Inc.	8,173	480,164
Prosperity Bancshares, Inc.	7,105	510,778
Regions Financial Corp.	75,484	1,295,305
Signature Bank	4,513	616,521
Sterling Bancorp	13,787	290,630
SVB Financial Group(2)	2,972	746,091
Synovus Financial Corp.	12,035	471,772
Texas Capital Bancshares, Inc.(2)	3,373	191,485
Truist Financial Corp.	46,540	2,621,133
U.S. Bancorp	77,860	4,616,319
UMB Financial Corp.	3,299	226,443
Umpqua Holdings Corp.	14,941	264,456
United Bankshares, Inc.	6,884	266,135
Valley National Bancorp	26,962	308,715
Webster Financial Corp.	7,263	387,554
Western Alliance Bancorp	7,399	421,743
Wintrust Financial Corp.	3,990	282,891
Zions BanCorp NA	13,077	678,958

		$76,767,054

Beverages — 2.5%
Coca-Cola Co. (The)	121,866	$6,745,283
Keurig Dr Pepper, Inc.(1)	22,710	657,454
PepsiCo, Inc.	41,761	5,707,476

		$13,110,213

Security	Shares	Value
Biotechnology — 2.8%
AbbVie, Inc.	16,058	$1,421,775
Allogene Therapeutics, Inc.(1)(2)	4,119	107,012
Amgen, Inc.	19,438	4,685,919
Amicus Therapeutics, Inc.(2)	24,524	238,864
Biogen, Inc.(2)	4,824	1,431,426
Blueprint Medicines Corp.(1)(2)	4,279	342,791
FibroGen, Inc.(2)	7,000	300,230
Gilead Sciences, Inc.	64,130	4,167,167
Global Blood Therapeutics, Inc.(1)(2)	5,060	402,219
Sage Therapeutics, Inc.(1)(2)	4,537	327,526
Seattle Genetics, Inc.(2)	9,498	1,085,241
Ultragenyx Pharmaceutical, Inc.(1)(2)	4,870	207,998

		$14,718,168

Building Products — 0.7%
Fortune Brands Home & Security, Inc.	5,668	$370,347
Johnson Controls International PLC	49,498	2,015,064
Masco Corp.	4,862	233,327
Owens Corning	13,391	872,022

		$3,490,760

Capital Markets — 5.9%
Affiliated Managers Group, Inc.	1,345	$113,975
Ameriprise Financial, Inc.	9,766	1,626,820
Bank of New York Mellon Corp. (The)	53,239	2,679,519
BlackRock, Inc.	6,418	3,226,329
Charles Schwab Corp. (The)	37,305	1,774,226
CME Group, Inc.	9,249	1,856,459
E*Trade Financial Corp.	8,022	363,958
Evercore, Inc., Class A	426	31,848
Franklin Resources, Inc.	22,286	578,990
Goldman Sachs Group, Inc. (The)	17,177	3,949,508
Houlihan Lokey, Inc.	996	48,674
Interactive Brokers Group, Inc., Class A(1)	3,778	176,130
Intercontinental Exchange, Inc.	20,905	1,934,758
Invesco Ltd.	28,248	507,899
KKR & Co., Inc., Class A	40,286	1,175,143
Lazard Ltd., Class A	8,593	343,376
Legg Mason, Inc.	6,735	241,854
LPL Financial Holdings, Inc.	2,348	216,603
Morgan Stanley	67,569	3,454,127
Nasdaq, Inc.	4,047	433,434
Northern Trust Corp.	15,964	1,696,015
Raymond James Financial, Inc.	9,630	861,500
State Street Corp.	25,091	1,984,698
Stifel Financial Corp.	4,863	294,941
T. Rowe Price Group, Inc.	4,213	513,312
TD Ameritrade Holding Corp.	11,336	563,399
Virtu Financial, Inc., Class A(1)	6,123	97,907

		$30,745,402

Chemicals — 1.9%
Air Products and Chemicals, Inc.	8,600	$2,020,914
Ashland Global Holdings, Inc.	3,195	244,513
Axalta Coating Systems, Ltd.(2)	1,257	38,213

Security	Shares	Value
Celanese Corp.	5,593	$688,610
Eastman Chemical Co.	14,070	1,115,188
Ecolab, Inc.	3,244	626,059
FMC Corp.	3,369	336,294
International Flavors & Fragrances, Inc.(1)	2,516	324,614
LyondellBasell Industries NV, Class A	18,833	1,779,342
Mosaic Co. (The)	35,876	776,357
PPG Industries, Inc.	12,339	1,647,133
Sensient Technologies Corp.	3,686	243,608
WR Grace & Co.	829	57,906

		$9,898,751

Commercial Services & Supplies — 0.6%
ADT, Inc.(1)	5,980	$47,421
IAA, Inc.(2)	3,475	163,534
KAR Auction Services, Inc.(1)	4,309	93,893
MSA Safety, Inc.	361	45,616
Republic Services, Inc.	13,417	1,202,566
UniFirst Corp.	578	116,744
Waste Management, Inc.	11,967	1,363,759

		$3,033,533

Communications Equipment — 1.7%
Ciena Corp.(2)	911	$38,891
Cisco Systems, Inc.	170,390	8,171,905
EchoStar Corp., Class A(2)	2,901	125,642
Juniper Networks, Inc.	22,083	543,904
ViaSat, Inc.(2)	821	60,093
Viavi Solutions, Inc.(2)	2,794	41,910

		$8,982,345

Construction & Engineering — 0.3%
EMCOR Group, Inc.	6,919	$597,110
MasTec, Inc.(2)	5,542	355,575
Quanta Services, Inc.	16,636	677,251

		$1,629,936

Consumer Finance — 2.1%
Ally Financial, Inc.	28,293	$864,634
American Express Co.	25,815	3,213,710
Capital One Financial Corp.	27,020	2,780,628
Discover Financial Services	21,611	1,833,045
FirstCash, Inc.	540	43,540
OneMain Holdings, Inc.	6,692	282,068
SLM Corp.	29,374	261,722
Synchrony Financial	47,807	1,721,530

		$11,000,877

Containers & Packaging — 0.8%
AptarGroup, Inc.	1,245	$143,947
Ardagh Group S.A.	1,821	35,655
Berry Global Group, Inc.(2)	7,584	360,164
Crown Holdings, Inc.(2)	9,442	684,923
Packaging Corp. of America	9,583	1,073,200
Silgan Holdings, Inc.	8,540	265,423
Sonoco Products Co.	9,026	557,085

Security	Shares	Value
WestRock Co.	27,589	$1,183,844

		$4,304,241

Distributors — 0.3%
Genuine Parts Co.	8,569	$910,285
LKQ Corp.(2)	11,695	417,511

		$1,327,796

Diversified Consumer Services — 0.3%
Chegg, Inc.(2)	4,094	$155,203
Graham Holdings Co., Class B	242	154,636
H&R Block, Inc.(1)	13,427	315,266
Laureate Education, Inc., Class A(2)	7,559	133,114
Service Corp. International	8,842	406,997
ServiceMaster Global Holdings, Inc.(2)	3,824	147,836
Strategic Education, Inc.	308	48,941

		$1,361,993

Diversified Financial Services — 0.2%
Jefferies Financial Group, Inc.	19,125	$408,701
Voya Financial, Inc.	10,782	657,487

		$1,066,188

Diversified Telecommunication Services — 4.9%
AT&T, Inc.	324,523	$12,682,359
CenturyLink, Inc.	67,220	887,976
GCI Liberty, Inc., Class A(2)	5,946	421,274
Iridium Communications, Inc.(2)	1,586	39,079
Verizon Communications, Inc.	185,395	11,383,253

		$25,413,941

Electric Utilities — 1.6%
Alliant Energy Corp.	24,062	$1,316,673
Avangrid, Inc.	6,826	349,218
Eversource Energy	22,285	1,895,785
NextEra Energy, Inc.	9,215	2,231,504
Portland General Electric Co.	12,013	670,205
Xcel Energy, Inc.	32,832	2,084,504

		$8,547,889

Electrical Equipment — 1.6%
Acuity Brands, Inc.	1,719	$237,222
AMETEK, Inc.	2,713	270,595
Eaton Corp PLC	25,385	2,404,467
Emerson Electric Co.	33,122	2,525,884
GrafTech International Ltd.(1)	6,904	80,225
Hubbell, Inc.	4,207	621,879
nVent Electric PLC	13,930	356,329
Regal Beloit Corp.	4,240	362,986
Rockwell Automation, Inc.	6,472	1,311,680

		$8,171,267

Electronic Equipment, Instruments & Components — 0.6%
Arrow Electronics, Inc.(2)	4,560	$386,415
Avnet, Inc.	5,685	241,271
CDW Corp.	2,323	331,817
Corning, Inc.	25,873	753,163

Security	Shares	Value
Dolby Laboratories, Inc., Class A	1,974	$135,811
FLIR Systems, Inc.	2,820	146,837
Jabil, Inc.	8,618	356,182
National Instruments Corp.	3,546	150,138
SYNNEX Corp.	2,564	330,243
Tech Data Corp.(2)	2,333	335,019
Zebra Technologies Corp., Class A(2)	186	47,512

		$3,214,408

Energy Equipment & Services — 0.5%
Baker Hughes Co.	57,757	$1,480,312
National Oilwell Varco, Inc.	47,770	1,196,638

		$2,676,950

Entertainment — 1.6%
Activision Blizzard, Inc.	11,255	$668,772
Cinemark Holdings, Inc.(1)	5,204	176,156
Lions Gate Entertainment Corp., Class A(2)	10,080	107,453
Madison Square Garden Co. (The), Class A(2)	168	49,424
Walt Disney Co. (The)	50,591	7,316,976

		$8,318,781

Food & Staples Retailing — 3.4%
BJ’s Wholesale Club Holdings, Inc.(1)(2)	8,772	$199,475
Casey’s General Stores, Inc.	3,365	535,001
Costco Wholesale Corp.	11,201	3,292,198
Kroger Co. (The)	60,023	1,740,067
Performance Food Group Co.(2)	9,921	510,733
Sysco Corp.	22,446	1,920,031
US Foods Holding Corp.(2)	18,962	794,318
Walgreens Boots Alliance, Inc.	43,208	2,547,544
Walmart, Inc.	53,457	6,352,830

		$17,892,197

Food Products — 2.6%
Bunge, Ltd.	12,606	$725,475
Campbell Soup Co.(1)	8,218	406,134
Conagra Brands, Inc.	44,023	1,507,347
Flowers Foods, Inc.	13,902	302,229
General Mills, Inc.	35,710	1,912,628
Hershey Co. (The)	272	39,979
Hormel Foods Corp.(1)	13,136	592,565
Ingredion, Inc.	6,140	570,713
J&J Snack Foods Corp.	229	42,198
JM Smucker Co. (The)	7,071	736,303
Kellogg Co.	20,960	1,449,594
Kraft Heinz Co. (The)	50,935	1,636,542
Lancaster Colony Corp.	302	48,350
McCormick & Co., Inc.	1,215	206,222
Mondelez International, Inc., Class A	55,779	3,072,307
Post Holdings, Inc.(2)	2,783	303,625
TreeHouse Foods, Inc.(2)	3,413	165,530

		$13,717,741

Gas Utilities — 0.8%
Atmos Energy Corp.	11,757	$1,315,138
New Jersey Resources Corp.	5,201	231,809

Security	Shares	Value
ONE Gas, Inc.	5,023	$470,002
Southwest Gas Holdings, Inc.	6,441	489,323
Spire, Inc.	6,417	534,600
UGI Corp.	18,934	855,059

		$3,895,931

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	4,762	$413,627
Baxter International, Inc.	14,824	1,239,583
Danaher Corp.	13,732	2,107,587
DENTSPLY SIRONA, Inc.	8,208	464,491
Novocure, Ltd.(2)	5,925	499,300
STERIS PLC	1,368	208,511
Tandem Diabetes Care, Inc.(1)(2)	4,963	295,844
Varian Medical Systems, Inc.(2)	1,533	217,701

		$5,446,644

Health Care Providers & Services — 3.6%
Anthem, Inc.	11,645	$3,517,139
Centene Corp.(2)	26,116	1,641,913
Covetrus, Inc.(1)(2)	5,122	67,610
CVS Health Corp.	64,643	4,802,328
Encompass Health Corp.	5,733	397,125
Ensign Group, Inc. (The)	653	29,627
Guardant Health, Inc.(2)	3,306	258,331
HCA Healthcare, Inc.	12,638	1,868,023
Henry Schein, Inc.(2)	9,141	609,888
Humana, Inc.	6,712	2,460,082
Laboratory Corp. of America Holdings(2)	4,924	832,993
LHC Group, Inc.(2)	328	45,185
Molina Healthcare, Inc.(2)	5,534	750,908
Quest Diagnostics, Inc.	10,688	1,141,372
WellCare Health Plans, Inc.(2)	1,489	491,683

		$18,914,207

Health Care Technology — 0.1%
Teladoc Health, Inc.(1)(2)	6,326	$529,613

Hotels, Restaurants & Leisure — 1.1%
Aramark	21,327	$925,592
Cracker Barrel Old Country Store, Inc.	1,697	260,897
Darden Restaurants, Inc.	4,427	482,587
Extended Stay America, Inc.	10,208	151,691
Hilton Worldwide Holdings, Inc.	4,299	476,802
Hyatt Hotels Corp., Class A	1,298	116,444
Marriott International, Inc., Class A	5,718	865,877
Royal Caribbean Cruises, Ltd.	10,167	1,357,396
Six Flags Entertainment Corp.	5,129	231,369
Texas Roadhouse, Inc.	2,372	133,591
Vail Resorts, Inc.	806	193,303
Wendy’s Co. (The)	14,007	311,095
Wyndham Destinations, Inc.	5,127	265,015

		$5,771,659

Household Durables — 0.4%
Helen of Troy, Ltd.(2)	272	$48,903
Leggett & Platt, Inc.	8,192	416,399

Security	Shares	Value
Mohawk Industries, Inc.(2)	3,498	$477,057
Newell Brands, Inc.	23,131	444,578
Tempur Sealy International, Inc.(2)	510	44,401
Whirlpool Corp.(1)	2,682	395,675

		$1,827,013

Household Products — 1.9%
Church & Dwight Co., Inc.	490	$34,467
Clorox Co. (The)	1,535	235,684
Colgate-Palmolive Co.	3,372	232,128
Kimberly-Clark Corp.	8,136	1,119,107
Procter & Gamble Co. (The)	66,517	8,307,973

		$9,929,359

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	67,203	$1,337,340
Ormat Technologies, Inc.	1,292	96,280
TerraForm Power, Inc., Class A	28,575	439,769

		$1,873,389

Industrial Conglomerates — 0.7%
3M Co.	18,250	$3,219,665
Carlisle Cos., Inc.	2,905	470,145

		$3,689,810

Insurance — 6.8%
Aflac, Inc.	42,809	$2,264,596
Alleghany Corp.(2)	789	630,861
Allstate Corp. (The)	20,178	2,269,016
American Financial Group, Inc.	5,754	630,926
American International Group, Inc.	50,053	2,569,221
American National Insurance Co.	714	84,024
Arch Capital Group, Ltd.(2)	27,487	1,178,918
Arthur J. Gallagher & Co.	7,866	749,079
Assurant, Inc.	5,000	655,400
Assured Guaranty Ltd.	7,281	356,915
Athene Holding, Ltd. Class A(2)	11,900	559,657
Brown & Brown, Inc.	6,517	257,291
Cincinnati Financial Corp.	12,289	1,292,188
Enstar Group, Ltd.(2)	996	206,033
Equitable Holdings, Inc.	34,054	843,858
Erie Indemnity Co., Class A(1)	392	65,072
Everest Re Group, Ltd.	444	122,917
Fidelity National Financial, Inc.	19,435	881,377
First American Financial Corp.	8,911	519,690
Globe Life, Inc.	8,183	861,261
Hanover Insurance Group, Inc. (The)	3,191	436,114
Hartford Financial Services Group, Inc. (The)	27,642	1,679,804
Kemper Corp.	3,506	271,715
Lincoln National Corp.	15,715	927,342
Marsh & McLennan Cos., Inc.	7,439	828,779
Mercury General Corp.	1,929	94,000
MetLife, Inc.	48,107	2,452,014
Old Republic International Corp.	23,071	516,098
Primerica, Inc.	1,736	226,652
Principal Financial Group, Inc.	21,435	1,178,925
Progressive Corp. (The)	26,211	1,897,414

Security	Shares	Value
Prudential Financial, Inc.	24,935	$2,337,407
Reinsurance Group of America, Inc.	4,702	766,708
RenaissanceRe Holdings, Ltd.	2,556	501,027
RLI Corp.	2,221	199,934
Selective Insurance Group, Inc.	3,928	256,066
Travelers Cos., Inc. (The)	16,180	2,215,851
Unum Group	15,084	439,850
White Mountains Insurance Group, Ltd.	242	269,953
Willis Towers Watson PLC	3,783	763,939

		$35,257,892

Interactive Media & Services — 0.1%
Twitter, Inc.(2)	10,868	$348,319

Internet & Direct Marketing Retail — 0.2%
eBay, Inc.	15,310	$552,844
Qurate Retail, Inc., Series A(2)	23,305	196,461
Wayfair, Inc., Class A(1)(2)	447	40,396

		$789,701

IT Services — 1.9%
Alliance Data Systems Corp.	3,472	$389,558
Amdocs, Ltd.	4,504	325,144
Automatic Data Processing, Inc.	3,897	664,439
Booz Allen Hamilton Holding Corp., Class A	2,033	144,607
Cognizant Technology Solutions Corp., Class A	9,962	617,843
CoreLogic, Inc.(2)	1,164	50,878
DXC Technology Co.	16,707	628,016
Genpact, Ltd.	971	40,947
GoDaddy, Inc., Class A(2)	516	35,047
International Business Machines Corp.	42,716	5,725,653
LiveRamp Holdings, Inc.(2)	4,341	208,672
MAXIMUS, Inc.	431	32,062
Paychex, Inc.	3,936	334,796
Sabre Corp.	14,226	319,231
Science Applications International Corp.	2,824	245,745

		$9,762,638

Leisure Products — 0.1%
Brunswick Corp.	2,918	$175,022
Hasbro, Inc.	3,673	387,905
Mattel, Inc.(2)	11,754	159,267

		$722,194

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	13,210	$1,126,945
Bio-Rad Laboratories, Inc., Class A(2)	1,157	428,125
PerkinElmer, Inc.	390	37,869

		$1,592,939

Machinery — 5.0%
AGCO Corp.	6,577	$508,073
Allison Transmission Holdings, Inc.	3,193	154,286
Caterpillar, Inc.	23,618	3,487,906
CNH Industrial NV	102,802	1,130,822
Colfax Corp.(2)	4,721	171,750
Crane Co.	4,950	427,581
Cummins, Inc.	10,260	1,836,130

Security	Shares	Value
Deere & Co.	15,660	$2,713,252
Donaldson Co., Inc.	4,718	271,851
Dover Corp.	7,746	892,804
Flowserve Corp.	8,382	417,172
Fortive Corp.	21,033	1,606,711
Gardner Denver Holdings, Inc.(2)	1,073	39,358
Gates Industrial Corp PLC(1)(2)	3,618	49,784
IDEX Corp.	783	134,676
Illinois Tool Works, Inc.	8,152	1,464,344
Ingersoll-Rand PLC	9,898	1,315,642
ITT, Inc.	7,676	567,333
Lincoln Electric Holdings, Inc.	1,703	164,731
Navistar International Corp.(2)	6,199	179,399
Nordson Corp.	452	73,604
Oshkosh Corp.	7,070	669,175
PACCAR, Inc.	23,080	1,825,628
Parker-Hannifin Corp.	7,900	1,625,978
Pentair PLC	17,168	787,496
Snap-on, Inc.	2,631	445,691
Stanley Black & Decker, Inc.	5,099	845,108
Timken Co. (The)	7,637	430,039
WABCO Holdings, Inc.(2)	284	38,482
Watts Water Technologies, Inc., Class A	2,056	205,107
Westinghouse Air Brake Technologies Corp.(1)	13,067	1,016,613
Woodward, Inc.	788	93,331
Xylem, Inc.	3,628	285,850

		$25,875,707

Media — 2.2%
AMC Networks, Inc., Class A(2)	2,598	$102,621
Comcast Corp., Class A	156,714	7,047,429
Discovery, Inc., Class A(1)(2)	8,199	268,435
DISH Network Corp., Class A(2)	15,217	539,747
Interpublic Group of Cos., Inc. (The)	26,517	612,543
Liberty Latin America, Ltd., Class C(2)	3,507	68,246
New York Times Co. (The), Class A(1)	1,109	35,677
Nexstar Media Group, Inc., Class A	1,589	186,310
Omnicom Group, Inc.(1)	14,272	1,156,317
Sinclair Broadcast Group, Inc., Class A	2,191	73,048
TEGNA, Inc.	12,934	215,868
ViacomCBS, Inc., Class B	21,471	901,138

		$11,207,379

Metals & Mining — 0.6%
Nucor Corp.	25,531	$1,436,884
Reliance Steel & Aluminum Co.	7,755	928,739
Steel Dynamics, Inc.	26,549	903,728

		$3,269,351

Multi-Utilities — 1.4%
Ameren Corp.	19,838	$1,523,558
CenterPoint Energy, Inc.	14,084	384,071
CMS Energy Corp.	21,865	1,373,997
Consolidated Edison, Inc.	22,572	2,042,089
Sempra Energy	12,795	1,938,186

		$7,261,901

Security	Shares	Value
Multiline Retail — 1.0%
Dollar General Corp.	3,048	$475,427
Kohl’s Corp.	9,535	485,809
Macy’s, Inc.(1)	19,182	326,094
Nordstrom, Inc.	6,640	271,775
Target Corp.	26,953	3,455,644

		$5,014,749

Personal Products — 0.0%(3)
Coty, Inc., Class A	6,159	$69,289

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	49,923	$3,204,557
Catalent, Inc.(2)	784	44,139
Elanco Animal Health, Inc.(2)	21,506	633,352
Jazz Pharmaceuticals PLC(2)	277	41,351
Merck & Co., Inc.	44,459	4,043,546
Perrigo Co PLC	3,497	180,655
Pfizer, Inc.	151,385	5,931,264

		$14,078,864

Professional Services — 0.2%
FTI Consulting, Inc.(2)	1,383	$153,042
ManpowerGroup, Inc.	3,798	368,786
Nielsen Holdings PLC	4,560	92,568
Robert Half International, Inc.	2,532	159,896

		$774,292

Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(2)	17,813	$1,091,759
Jones Lang LaSalle, Inc.	6,430	1,119,398

		$2,211,157

Road & Rail — 1.0%
AMERCO	528	$198,433
J.B. Hunt Transport Services, Inc.	1,627	190,001
Kansas City Southern	3,616	553,826
Knight-Swift Transportation Holdings, Inc.(1)	9,488	340,050
Landstar System, Inc.	355	40,424
Norfolk Southern Corp.	8,593	1,668,159
Schneider National, Inc., Class B	4,691	102,358
Union Pacific Corp.	10,463	1,891,606

		$4,984,857

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	4,130	$490,809
Applied Materials, Inc.	989	60,368
Cree, Inc.(2)	4,530	209,059
Cypress Semiconductor Corp.	18,224	425,166
First Solar, Inc.(1)(2)	4,751	265,866
Intel Corp.	161,776	9,682,294
KLA Corp.	4,067	724,617
Lam Research Corp.	537	157,019
Marvell Technology Group, Ltd.	19,503	518,000
Maxim Integrated Products, Inc.	7,641	469,998
Micron Technology, Inc.(2)	28,432	1,529,073
ON Semiconductor Corp.(2)	9,028	220,103

Security	Shares	Value
Skyworks Solutions, Inc.	5,598	$676,686
Teradyne, Inc.	1,735	118,310

		$15,547,368

Software — 1.2%
Anaplan, Inc.(2)	5,409	$283,432
Autodesk, Inc.(2)	3,405	624,681
Avalara, Inc.(2)	4,199	307,577
Ceridian HCM Holding, Inc.(1)(2)	709	48,127
Cornerstone OnDemand, Inc.(2)	647	37,882
DocuSign, Inc.(2)	8,728	646,832
Dropbox, Inc., Class A(2)	13,387	239,761
Elastic NV(2)	2,215	142,425
FireEye, Inc.(2)	2,957	48,879
Nuance Communications, Inc.(2)	9,911	176,713
Oracle Corp.	57,006	3,020,178
Pluralsight, Inc., Class A(1)(2)	5,488	94,448
Q2 Holdings, Inc.(1)(2)	479	38,837
Smartsheet, Inc., Class A(2)	6,324	284,074
Zendesk, Inc.(2)	404	30,959
Zscaler, Inc.(1)(2)	4,072	189,348

		$6,214,153

Specialty Retail — 1.0%
Aaron’s, Inc.	2,914	$166,418
Advance Auto Parts, Inc.	2,256	361,321
American Eagle Outfitters, Inc.	10,694	157,202
AutoNation, Inc.(2)	3,400	165,342
Best Buy Co., Inc.	14,187	1,245,619
CarMax, Inc.(2)	7,488	656,473
Dick’s Sporting Goods, Inc.(1)	4,173	206,522
Foot Locker, Inc.	6,456	251,719
Gap, Inc. (The)	14,148	250,137
L Brands, Inc.	12,924	234,183
Lowe’s Cos., Inc.	5,256	629,458
Penske Automotive Group, Inc.	1,996	100,239
Tiffany & Co.	4,861	649,673
Williams-Sonoma, Inc.(1)	4,520	331,949

		$5,406,255

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	38,070	$11,179,255
Dell Technologies, Class C(2)	4,506	231,563
HP, Inc.	92,198	1,894,669
NetApp, Inc.	8,347	519,601
Pure Storage, Inc., Class A(2)	4,149	70,989
Seagate Technology PLC	15,987	951,227
Xerox Holdings Corp.(2)	13,246	488,380

		$15,335,684

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings, Ltd.(2)	8,919	$340,260
Carter’s, Inc.	1,517	165,869
Columbia Sportswear Co.(1)	773	77,447
Hanesbrands, Inc.	22,972	341,134
NIKE, Inc., Class B	3,544	359,043

Security	Shares	Value
PVH Corp.	4,272	$449,201
Ralph Lauren Corp.	2,906	340,641
Skechers U.S.A., Inc., Class A(2)	4,724	204,030
Tapestry, Inc.	16,056	433,030
VF Corp.	7,119	709,479

		$3,420,134

Thrifts & Mortgage Finance — 0.3%
Essent Group, Ltd.	1,063	$55,266
MGIC Investment Corp.	26,541	376,086
New York Community Bancorp, Inc.	35,301	424,318
Radian Group, Inc.	16,969	426,940
TFS Financial Corp.	2,077	40,875

		$1,323,485

Trading Companies & Distributors — 0.5%
Air Lease Corp.	11,715	$556,697
HD Supply Holdings, Inc.(2)	9,135	367,410
MSC Industrial Direct Co., Inc., Class A	4,098	321,570
United Rentals, Inc.(2)	7,366	1,228,428
W.W. Grainger, Inc.	920	311,438

		$2,785,543

Transportation Infrastructure — 0.0%(3)
Macquarie Infrastructure Corp.	4,381	$187,682

Water Utilities — 0.3%
American Water Works Co., Inc.	9,641	$1,184,397
Aqua America, Inc.	11,171	524,367

		$1,708,764

Wireless Telecommunication Services — 0.2%
Sprint Corp.(1)(2)	21,063	$109,738
T-Mobile US, Inc.(2)	9,615	754,008
Telephone & Data Systems, Inc.	7,087	180,223
United States Cellular Corp.(2)	759	27,499

		$1,071,468

Total Common Stocks (identified cost $452,137,347)		$517,470,523

Short-Term Investments — 0.2%

Securities Lending Collateral — 0.2%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%	1,027,636	$1,027,636

Total Securities Lending Collateral (identified cost $1,027,636)		$1,027,636

Total Short-Term Investments (identified cost $1,027,636)		$1,027,636

Value
Total Investments (identified cost $453,164,983) — 99.7%	$518,498,159

Other Assets, Less Liabilities — 0.3%	$1,751,690

Net Assets — 100.0%	$520,249,849

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $12,383,275 and the total market value of the collateral received by the Fund was $12,625,599, comprised of cash of $1,027,636 and U.S. Government and/or agency securities of $11,597,963.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$517,470,523	(1)	$—	$—	$517,470,523
Short-Term Investments	1,027,636		—	—	1,027,636
Total Investments	$518,498,159		$—	$—	$518,498,159

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.